UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

Siren ETF Trust

Siren Large Cap Blend Index ETF (SPQQ)

Siren DIVCON Leaders Dividend ETF (LEAD)

Siren DIVCON Dividend Defender ETF (DFND)

Siren Nasdaq NexGen Economy ETF (BLCN)

SEMI-ANNUAL REPORT

September 30, 2021
(Unaudited)

Siren ETF Trust

Table of Contents

Performance Summary	2
Schedules of Investments	3
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	21
Notes to Financial Statements	27
Expense Example	38
Review of Liquidity Risk Management Program	40
Additional Information	41

Siren ETF Trust

Performance Summary

As of September 30, 2021 (Unaudited)

	1M	3M	6M	1Y	3Y	5Y	Incept. (Cum.)	Incept. (Ann.)(1)
Siren Large Cap Blend Index ETF — NAV	-5.07%	-0.11%	9.07%	24.04%	N/A	N/A	35.77%	27.67%
Siren Large Cap Blend Index ETF — Market Price	-4.98%	-0.01%	9.07%	23.91%	N/A	N/A	35.87%	27.74%
Siren Large Cap Blend Index	-5.02%	-0.58%	8.34%	23.96%	N/A	N/A	36.65%	27.58%
S&P 500 Total Return Index	-4.65%	0.58%	9.18%	30.00%	N/A	N/A	41.61%	32.03%

Siren DIVCON Leaders Dividend ETF — NAV(2)	-4.96%	0.19%	8.41%	22.88%	17.34%	17.66%	138.48%	16.36%
Siren DIVCON Leaders Dividend ETF — Market Price(2)	-4.77%	0.40%	8.52%	23.69%	17.41%	17.62%	138.89%	16.39%
DIVCON Leaders Dividend Index	-5.06%	0.48%	9.47%	24.66%	18.26%	18.52%	148.08%	17.16%
S&P 500 Total Return Index	-4.65%	0.58%	9.18%	30.00%	15.99%	16.90%	138.49%	16.36%

Siren DIVCON Dividend Defender ETF — NAV(3)	-5.69%	1.03%	5.52%	5.33%	10.55%	11.11%	63.89%	9.03%
Siren DIVCON Dividend Defender ETF — Market Price(3)	-5.66%	0.96%	6.01%	5.04%	10.60%	11.17%	63.96%	9.04%
DIVCON Dividend Defender Index	-5.39%	1.11%	5.05%	5.58%	10.75%	11.45%	67.49%	9.44%
S&P 500 Total Return Index	-4.65%	0.58%	9.18%	30.00%	15.99%	16.90%	154.31%	17.74%

Siren Nasdaq NexGen Economy ETF — NAV(4)	-6.44%	-6.57%	-6.63%	31.76%	24.72%	N/A	92.88%	19.42%
Siren Nasdaq NexGen Economy ETF — Market Price(4)	-6.52%	-6.11%	-6.87%	31.48%	24.82%	N/A	93.25%	19.48%
Nasdaq Blockchain Economy NTR Index	-5.51%	-5.33%	-2.33%	40.45%	27.36%	N/A	104.74%	21.36%
MSCI ACWI Total Return Index	-4.13%	-1.05%	6.26%	27.44%	12.58%	N/A	41.45%	9.82%

(1)

The Siren Large Cap Blend Index ETF commenced operations on June 30, 2020. The Siren DIVCON Leaders Dividend ETF commenced operations on January 6, 2016. The SIREN DIVCON Dividend Defender ETF commenced operations on January 14, 2016. The Siren Nasdaq NexGen Economy ETF commenced operations on January 17, 2018.

(2)

On November 23, 2020, the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

(3)

On November 23, 2020, the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

(4)

On November 23, 2020, the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”) was reorganized into the Fund. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Siren Large Cap Blend Index ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.8%
	Communications 23.3%
28	Alphabet, Inc. (a)	$74,858
767	AT&T, Inc.	20,717
42	Charter Communications, Inc. (a)	30,557
934	Comcast Corp.	52,239
205	Meta Platforms, Inc. - Class A (a)	69,575
100	Netflix, Inc. (a)	61,034
170	T-Mobile US, Inc. (a)	21,719
128	The Walt Disney Co. (a)	21,654
428	Verizon Communications, Inc.	23,116
		375,469
	Consumer Discretionary 15.1%
17	Amazon.com, Inc. (a)	55,846
258	JD.com, Inc. - ADR (a)	18,638
173	NIKE, Inc. - Class B	25,125
140	Pinduoduo, Inc. - ADR (a)	12,694
16	MercadoLibre, Inc. (a)	26,870
235	Starbucks Corp.	25,923
61	Tesla, Inc. (a)	47,304
96	The Home Depot, Inc.	31,513
		243,913
	Consumer Staples 6.7%
70	Costco Wholesale Corp.	31,454
178	PepsiCo, Inc.	26,773
500	The Coca-Cola Co.	26,235
171	Walmart, Inc.	23,834
		108,296
	Energy 1.5%
419	Exxon Mobil Corp.	24,646

	Financials 11.7%
661	Bank of America Corp.	28,060
111	Berkshire Hathaway, Inc. (a)	30,296
181	JPMorgan Chase & Co.	29,628
76	Mastercard, Inc.	26,424
189	PayPal Holdings, Inc. (a)	49,180
117	Visa, Inc.	26,062
		189,650
	Health Care 5.7%
97	Amgen, Inc.	20,627
140	Johnson & Johnson	22,610
264	Merck & Co., Inc.	19,829
72	UnitedHealth Group, Inc.	28,133
		91,199

	COMMON STOCKS 98.8% (continued)
	Technology 34.8%
103	Adobe, Inc. (a)	$59,299
269	Advanced Micro Devices, Inc. (a)	27,680
359	Apple, Inc.	50,798
225	Applied Materials, Inc.	28,964
42	ASML Holding NV - ADR	31,295
78	Broadcom, Inc.	37,824
554	Cisco Systems, Inc.	30,154
828	Intel Corp.	44,116
64	Intuit, Inc.	34,529
199	Microsoft Corp.	56,102
336	NVIDIA Corp.	69,606
149	QUALCOMM, Inc.	19,218
108	Salesforce.com, Inc. (a)	29,292
138	Texas Instruments, Inc.	26,525
64	Zoom Video Communications, Inc. (a)	16,736
		562,138
	Total Common Stocks
	(Cost $1,267,016)	1,595,311

	MONEY MARKET FUNDS 1.2%
19,058	First American Government Obligations Fund, 0.026% (b)	19,058
	Total Money Market Funds
	(Cost $19,058)	19,058

	Total Investments 100.0%
	(Cost $1,286,074)	1,614,369

	Other Assets in Excess of Liabilities 0.0%	153

	TOTAL NET ASSETS 100.0%	$1,614,522

(a)	Non-Income Producing.

(b)	7-day net yield at September 30, 2021.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2021 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	34.8%
Communications	23.3
Consumer Discretionary	15.1
Financials	11.7
Consumer Staples	6.7
Health Care	5.7
Energy	1.5
Total Common Stocks	98.8
Total Short-Term Investments	1.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.1%
	Communications 1.6%
8,993	Activision Blizzard, Inc.	$695,968

	Consumer Discretionary 12.1%
7,318	Best Buy Co., Inc.	773,586
2,580	Domino’s Pizza, Inc.	1,230,557
13,990	DR Horton, Inc.	1,174,740
2,938	The Home Depot, Inc.	964,428
5,915	Tractor Supply Co.	1,198,438
		5,341,749
	Consumer Staples 13.0%
8,768	Church & Dwight Co., Inc.	723,974
2,557	Costco Wholesale Corp.	1,148,988
3,713	Dollar General Corp.	787,676
8,340	McCormick & Co., Inc.	675,790
3,814	The Clorox Co.	631,636
24,000	The Kroger Co.	970,320
5,723	The Procter & Gamble Co.	800,075
		5,738,459
	Financials 8.5%
16,000	Aflac, Inc.	834,080
17,000	Brown & Brown, Inc.	942,650
5,311	T. Rowe Price Group, Inc.	1,044,674
7,362	The Allstate Corp.	937,256
		3,758,660
	Health Care 9.1%
5,909	Merck & Co., Inc.	443,825
590	Organon & Co.	19,346
4,170	STERIS plc	851,848
2,835	UnitedHealth Group, Inc.	1,107,748
2,991	West Pharmaceutical Services, Inc.	1,269,799
1,765	Zoetis, Inc.	342,657
		4,035,223
	Industrials 16.7%
10,712	Amphenol Corp.	784,440
2,193	Cintas Corp.	834,787
9,605	Cognex Corp.	770,513
14,910	Fastenal Co.	769,505
6,655	HEICO Corp.	788,152
5,579	JB Hunt Transport Services, Inc.	932,920
4,704	L3Harris Technologies, Inc.	1,036,009
6,230	Nordson Corp.	1,483,675
		7,400,001
	COMMON STOCKS 96.1% (continued)
	Materials 2.1%
3,375	The Sherwin-Williams Co.	$944,089

	Technology 33.0%
6,410	Apple, Inc.	907,015
7,957	Booz Allen Hamilton Holding Corp.	631,388
2,249	FactSet Research Systems, Inc.	887,860
14,600	Intel Corp.	777,888
2,267	Intuit, Inc.	1,223,069
4,743	Jack Henry & Associates, Inc.	778,137
3,047	KLA Corp.	1,019,252
1,606	Lam Research Corp.	914,055
1,348	MarketAxess Holdings, Inc.	567,090
3,709	Microsoft Corp.	1,045,641
2,886	Moody’s Corp.	1,024,847
5,713	NVIDIA Corp.	1,183,505
2,592	S&P Global, Inc.	1,101,315
5,476	Skyworks Solutions, Inc.	902,335
6,528	Teradyne, Inc.	712,662
4,893	Texas Instruments, Inc.	940,484
		14,616,543
	Total Common Stocks
	(Cost $32,070,970)	42,530,692

	MONEY MARKET FUNDS 3.9%
1,711,939	First American Government Obligations Fund, 0.026% (a)	1,711,939
	Total Money Market Funds
	(Cost $1,711,939)	1,711,939

	Total Investments 100.0%
	(Cost $33,782,909)	44,242,631

	Other Assets in Excess of Liabilities 0.0%	2,913

	TOTAL NET ASSETS 100.0%	$44,245,544

(a)	7-day net yield at September 30, 2021.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2021 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	33.0%
Industrials	16.7
Consumer Staples	13.0
Consumer Discretionary	12.1
Health Care	9.1
Financials	8.5
Materials	2.1
Communications	1.6
Total Common Stocks	96.1
Total Short-Term Investments	3.9
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Total Net Assets	100.0%

(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 90.7%
	Communications 1.4%
6,403	Activision Blizzard, Inc. (a)	$495,528

	Consumer Discretionary 10.6%
5,664	Best Buy Co., Inc.	598,741
1,529	Domino’s Pizza, Inc.	729,272
8,880	DR Horton, Inc. (a)	745,654
2,109	The Home Depot, Inc.	692,300
4,773	Tractor Supply Co. (a)	967,058
		3,733,025
	Consumer Staples 11.1%
3	Brown-Forman Corp. - Class B	201
5,752	Church & Dwight Co., Inc. (a)	474,943
1,647	Costco Wholesale Corp. (a)	740,079
2,512	Dollar General Corp. (a)	532,896
5,588	McCormick & Co., Inc. (a)	452,796
2,463	The Clorox Co. (a)	407,897
20,128	The Kroger Co. (a)	813,775
3,730	The Procter & Gamble Co. (a)	521,454
		3,944,041
	Financials 7.4%
10,878	Aflac, Inc. (a)	567,070
10,954	Brown & Brown, Inc. (a)	607,399
3,498	T. Rowe Price Group, Inc. (a)	688,057
6,022	The Allstate Corp. (a)	766,661
		2,629,187
	Health Care 12.0%
12,235	Merck & Co., Inc. (a)	918,971
1,223	Organon & Co. (a)	40,102
2,653	STERIS plc (a)	541,955
1,850	UnitedHealth Group, Inc. (a)	722,869
2,592	West Pharmaceutical Services, Inc. (a)	1,100,407
4,736	Zoetis, Inc. (a)	919,447
		4,243,751
	Industrials 14.8%
8,520	Amphenol Corp. - Class A (a)	623,920
1,378	Cintas Corp. (a)	524,549
6,401	Cognex Corp. (a)	513,488
10,866	Fastenal Co. (a)	560,794
4,372	HEICO Corp.	517,776
4,625	JB Hunt Transport Services, Inc. (a)	773,393
2,852	L3Harris Technologies, Inc. (a)	628,124
4,625	Nordson Corp. (a)	1,101,444
		5,243,488
	COMMON STOCKS 90.7% (continued)
	Materials 0.1%
85	The Sherwin-Williams Co. (a)	$23,777

	Technology 33.3%
4,110	Apple, Inc. (a)	581,565
6,927	Booz Allen Hamilton Holding Corp. (a)	549,657
1,555	FactSet Research Systems, Inc. (a)	613,883
12,240	Intel Corp. (a)	652,147
1,496	Intuit, Inc. (a)	807,107
4,033	Jack Henry & Associates, Inc. (a)	661,654
2,146	KLA Corp. (a)	717,858
1,373	Lam Research Corp. (a)	781,443
1,223	MarketAxess Holdings, Inc. (a)	514,504
2,864	Microsoft Corp. (a)	807,419
2,207	Moody’s Corp. (a)	783,728
1,140	MSCI, Inc. (a)	693,508
4,536	NVIDIA Corp. (a)	939,678
2,109	S&P Global, Inc. (a)	896,093
3,695	Skyworks Solutions, Inc. (a)	608,862
4,255	Teradyne, Inc. (a)	464,518
3,813	Texas Instruments, Inc. (a)	732,897
		11,806,521
	Total Common Stocks
	(Cost $28,199,476)	32,119,318

	MONEY MARKET FUNDS 5.9%
2,103,602	First American Government Obligations Fund, 0.026% (b)	2,103,602
	Total Money Market Funds
	(Cost $2,103,602)	2,103,602

	Total Investments Before Securities Sold Short
	(Cost $30,303,078)	34,222,920

	SECURITIES SOLD SHORT
	COMMON STOCKS (30.4)%
	Consumer Discretionary (1.9)%
(4,553)	Darden Restaurants, Inc.	(689,643)

	Consumer Staples (1.6)%
(15,153)	The Kraft Heinz Co.	(557,933)

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

September 30, 2021 (Unaudited) (Continued)

Number of Shares		Value
	SECURITIES SOLD SHORT (continued)
	COMMON STOCKS (30.4)% (continued)
	Energy (14.3)%
(18,993)	Baker Hughes Co.	$(469,697)
(9,102)	ConocoPhillips	(616,843)
(27,550)	Halliburton Co.	(595,631)
(9,627)	Hess Corp.	(751,965)
(27,695)	Kinder Morgan, Inc.	(463,337)
(34,969)	Occidental Petroleum Corp.	(1,034,383)
(22,349)	Schlumberger NV	(662,424)
(17,983)	The Williams Companies, Inc.	(466,479)
		(5,060,759)
	Financials (4.5)%
(4,775)	Capital One Financial Corp.	(773,407)
(17,521)	Wells Fargo & Co.	(813,149)
		(1,586,556)
	Information (1.7)%
(47,591)	Lumen Technologies, Inc.	(589,652)

	Industrials (2.2)%
(7,720)	General Electric Co.	(795,392)

	Materials (1.7)%
(12,136)	Westrock Co.	(604,737)

	Utilities (2.5)%
(20,277)	CenterPoint Energy, Inc.	(498,814)
(5,369)	Dominion Energy, Inc.	(392,045)
		(890,859)
	Total Securities Sold Short
	[Proceeds $(9,071,040)]	(10,775,531)

	Total Investments 66.2%
	(Cost $21,232,038)	23,447,389

	Other Assets in Excess of Liabilities 33.8%	11,961,915

	TOTAL NET ASSETS 100.0%	$35,409,304

(a)

Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at September 30, 2021 was $41,560,595, which includes cash in the amount of $11,979,568.

(b)	7-day net yield at September 30, 2021.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2021 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Securities Held Long
Technology	33.3%
Industrials	14.8
Health Care	12.0
Consumer Staples	11.1
Consumer Discretionary	10.6
Financials	7.4
Communications	1.4
Materials	0.1
90.7
Securities Held Short
Consumer Staples	(1.6)
Information	(1.7)
Materials	(1.7)
Consumer Discretionary	(1.9)
Industrials	(2.2)
Utilities	(2.5)
Financials	(4.5)
Energy	(14.3)
(30.4)
Total Common Stocks	60.3
Total Short-Term Investments	5.9
Total Investments	66.2
Other Assets in Excess of Liabilities	33.8
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.8%
	Communications 9.5%
31,502	Baidu, Inc. - ADR (b)	$4,843,432
102,434	Digital Garage, Inc. (a)	4,721,564
181,014	GMO Internet, Inc. (a)	4,661,360
9,647	Meta Platforms, Inc. - Class A (b)	3,274,095
6,227	Swisscom AG (a)	3,590,740
75,179	Tencent Holdings Ltd. (a)	4,455,896
		25,547,087
	Consumer Discretionary 7.0%
31,544	Alibaba Group Holding Ltd. - ADR (b)	4,670,089
64,814	JD.com, Inc. - ADR. (b)	4,682,163
75,614	Overstock.com, Inc. (b)	5,891,843
362,893	Rakuten Group, Inc. (a)	3,524,753
		18,768,848
	Consumer Staples 1.3%
25,334	Walmart, Inc.	3,531,053

	Financials 38.3%
26,532	American Express Co.	4,444,906
1,230,244	BOC Hong Kong Holdings Ltd. (a)	3,713,813
56,768	Citigroup, Inc.	3,983,978
18,335	Coinbase Global, Inc. - Class A (b)	4,170,846
23,784	Deutsche Boerse AG (a)	3,870,789
233,794	Galaxy Digital Holdings Ltd. (a)(b)	3,809,812
285,630	ING Groep NV - ADR	4,138,779
33,597	Intercontinental Exchange, Inc.	3,857,608
31,460	JPMorgan Chase & Co.	5,149,687
14,620	Mastercard, Inc. - Class A	5,083,082
700,000	Mogo, Inc. (b)	3,024,000
23,493	Nasdaq, Inc.	4,534,619
20,293	PayPal Holdings, Inc. (b)	5,280,442
217,130	Plus500 Ltd. (a)	4,066,598
121,752	Robinhood Markets, Inc. - Class A (b)	5,123,324
194,211	SBI Holdings, Inc. (a)	4,817,975
17,796	Signature Bank/New York NY	4,845,495
44,545	Silvergate Capital Corp. - Class A (b)	5,144,948
73,111	The Bank of New York Mellon Corp.	3,790,074
8,921	The Goldman Sachs Group, Inc.	3,372,406
32,007	TMX Group Ltd. (a)	3,451,631
20,678	Visa, Inc.	4,606,024
420,291	VPC Impact Acquisition Holdings - Class A (b)	4,249,142
1,104,545	ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	4,547,496
		103,077,474
	COMMON STOCKS 97.8% (continued)
	Industrials 3.3%
77,927	Hitachi Ltd. (a)	$4,649,223
26,874	Siemens AG (a)	4,417,883
		9,067,106
	Technology 38.4%
15,622	Accenture PLC - Class A	4,997,790
42,132	Advanced Micro Devices, Inc. (b)	4,335,383
27,976	Broadridge Financial Solutions, Inc.	4,661,921
532,595	Canaan, Inc. (b)	3,254,155
78,100	Cisco Systems, Inc.	4,250,983
1,244,414	Ebang International Holdings, Inc. - Class A (b)	2,364,387
26,219	Fujitsu Ltd. (a)	4,784,652
320,011	Hewlett Packard Enterprise Co.	4,560,157
1,124,020	Huobi Technology Holdings Ltd. (a)(b)	1,176,773
159,740	Infosys Ltd. - ADR	3,554,215
41,135	International Business Machines Corp.	5,714,886
123,060	Marathon Digital Holdings, Inc. (b)	3,886,235
50,903	Micron Technology, Inc. (b)	3,613,095
16,111	Microsoft Corp.	4,542,013
8,501	MicroStrategy, Inc. (b)	4,916,978
200,809	NTT Data Corp. (a)	3,906,298
21,145	NVIDIA Corp.	4,380,398
1,188,430	OneConnect Financial Technology Co. Ltd. - ADR (b)	4,872,563
53,189	Oracle Corp.	4,634,358
2,473	Samsung Electronics Co. Ltd. - GDR 144A (c)	3,864,062
36,986	SAP SE - ADR	4,994,589
21,252	Square, Inc. - Class A (b)	5,097,080
33,046	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,689,586
20,352	Texas Instruments, Inc.	3,911,858
554,147	Z Holdings Corp. (a)	3,573,487
		103,537,902
	Total Common Stocks
	(Cost $237,396,746)	263,529,470

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

September 30, 2021 (Unaudited) (Continued)

Number of Shares		Value
	MONEY MARKET FUNDS 1.0%
2,746,779	First American Government Obligations Fund, 0.026% (d)	$2,746,779
	Total Money Market Funds
	(Cost $2,746,779)	2,746,779

	Total Investments 98.8%
	(Cost $240,143,525)	266,276,249

	Other Assets in Excess of Liabilities 1.2%	3,205,622

	TOTAL NET ASSETS 100.0%	$269,481,871

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)

Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At September 30, 2021, the net value of these securities amounted to $3,864,062 which represents 1.4% of net assets.

(d)	7-day net yield at September 30, 2021.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Schedule of Investments

Summary of Schedule of Investments

September 30, 2021 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	38.4%
Financials	38.3
Communications	9.5
Consumer Discretionary	7.0
Industrials	3.3
Consumer Staples	1.3
Total Common Stocks	97.8
Total Short-Term Investments	1.0
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Total Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF
ASSETS:
Investments at cost	$1,286,074	$33,782,909
Investments at value	$1,614,369	$44,242,631
Interest and dividends receivable	430	18,844
Total assets	1,614,799	44,261,475

LIABILITIES:
Payable to Adviser	277	15,931
Total liabilities	277	15,931

Net Assets	$1,614,522	$44,245,544

NET ASSETS CONSIST OF:
Paid in capital	$1,231,338	$32,749,075
Total distributable earnings	383,184	11,496,469
Net Assets	$1,614,522	$44,245,544

Shares issued and outstanding, $0 par value, unlimited shares authorized	50,000	825,000

Net Asset Value, Redemption Price and Offering Price Per Share	$32.29	$53.63

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Assets and Liabilities

September 30, 2021 (Unaudited) (Continued)

	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments at cost	$30,303,078	$240,143,525
Foreign currency at cost	$—	$124
Investments at value	$34,222,920	$266,276,249
Foreign currency at value	—	124
Cash pledged as collateral for securities sold short	291,622	—
Cash held at broker for securities sold short	11,687,946	—
Receivable for investments sold	—	3,463,592
Interest and dividends receivable	16,944	489,088
Total assets	46,219,432	270,229,053

LIABILITIES:
Securities sold short, proceeds	$9,071,040
Securities sold short, at value	$10,775,531	—
Payable for investments purchased	—	588,140
Payable to Adviser	23,627	159,042
Dividends and interest payable on securities sold short	10,970	—
Total liabilities	10,810,128	747,182

Net Assets	$35,409,304	$269,481,871

NET ASSETS CONSIST OF:
Paid in capital	$35,781,843	$248,527,344
Total distributable earnings (loss)	(372,539)	20,954,527
Net Assets	$35,409,304	$269,481,871

Shares issued and outstanding, $0 par value, unlimited shares authorized	930,060	6,050,000

Net Asset Value, Redemption Price and Offering Price Per Share	$38.07	$44.54

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Six Months Ended September 30, 2021 (Unaudited)
INVESTMENT INCOME:
Dividend income	$9,079	$266,081
Interest income	4	232
Foreign witholding tax	(12)	—
Total investment income	9,071	266,313

EXPENSES:
Investment advisory fees	1,602	93,648
Total expenses	1,602	93,648

Net Investment Income	7,469	172,665

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,023	(10)
In-Kind Redemptions	—	383,812
Change in net unrealized appreciation/depreciation on:
Investments	122,717	2,797,319

Net Realized and Unrealized Gain on Investments	126,740	3,181,121

Net Increase in Net Assets Resulting from Operations	$134,209	$3,353,786

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Operations

(Continued)

	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Six Months Ended September 30, 2021 (Unaudited)
INVESTMENT INCOME:
Dividend income	$203,339	$2,094,349
Interest income	613	107
Foreign withholding tax	(272)	(161,223)
Total investment income	203,680	1,933,233

EXPENSES:
Investment advisory fees	151,441	1,031,001
Dividends on securities sold short	122,974	—
Borrowing fees on securities sold short	34,949	—
Total expenses before waiver	309,364	1,031,001
Waiver of advisory fees for borrowing fees	(16,965)	—
Net expenses	292,399	1,031,001

Net Investment Income (Loss)	(88,719)	902,232

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(5)	(13,927,653)
In-Kind Redemptions	2,525,648	14,740,536
Securities sold short	(870,358)	—
Foreign currency translations	—	(62,883)
Change in net unrealized appreciation/depreciation on:
Investments	300,128	(21,960,712)
Securities sold short	55,856	—
Foreign currency translations	—	12,042

Net Realized and Unrealized Gain (Loss) on Investments	2,011,269	(21,198,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,922,550	$(20,296,438)

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

	Siren Large Cap Blend Index ETF		Siren DIVCON Leaders Dividend ETF
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period June 30, 2020(1) to March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period November 1, 2020 to March 31, 2021(2)	For the Year Ended October 31, 2020
OPERATIONS:
Net investment income	$7,469	$24,146	$172,665	$173,329	$299,620
Net realized gain (loss) on:
Investments	4,023	84,666	(10)	2,723,054	123,706
In-Kind Redemptions	—	197,820	383,812	2,419,480	2,776,263
Change in net unrealized appreciation/depreciation on:
Investments	122,717	205,578	2,797,319	563,900	2,240,746
Net increase in net assets resulting from operations	134,209	512,210	3,353,786	5,879,763	5,440,335

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(109,654)	(175,556)	(205,845)	(321,796)
Net decrease in net assets resulting from distributions paid	—	(109,654)	(175,556)	(205,845)	(321,796)

CAPITAL SHARE TRANSACTIONS:
Shares sold	—	2,500,000	2,686,778	12,937,595	20,224,757
Shares redeemed	—	(1,422,243)	(1,356,093)	(14,113,233)	(21,839,904)
Transaction fees	—	—	26	11	—
Net increase (decrease) in net assets resulting from capital share transactions	—	1,077,757	1,330,711	(1,175,627)	(1,615,147)

Total Increase in Net Assets	134,209	1,480,313	4,508,941	4,498,291	3,503,392

NET ASSETS:
Beginning of Period	1,480,313	—	39,736,603	35,238,312	31,734,920
End of Period	$1,614,522	$1,480,313	$44,245,544	$39,736,603	$35,238,312

TRANSACTIONS IN SHARES:
Shares sold	—	100,000	50,000	275,000	525,000
Shares redeemed	—	(50,000)	(25,000)	(300,000)	(575,000)
Net increase (decrease) in shares outstanding	—	50,000	25,000	(25,000)	(50,000)

(1)	Commencement of operations.
(2)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

	Siren DIVCON Dividend Defender ETF
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020
OPERATIONS:
Net investment income (loss)	$(88,719)	$(31,422)	$(137,362)
Net realized gain (loss) on:
Investments	(5)	1,333,096	(576,939)
In-Kind Redemptions	2,525,648	2,946,886	1,099,133
Securities sold short	(870,358)	(3,046,418)	(178,324)
Foreign currency translations	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	300,128	1,096,662	2,741,810
Securities sold short	55,856	(1,620,039)	(210,125)
Foreign currency translations	—	—	—
Net increase (decrease) in net assets resulting from operations	1,922,550	678,765	2,738,193

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	—	(14,654)
Net decrease in net assets resulting from distributions paid	—	—	(14,654)

CAPITAL SHARE TRANSACTIONS:
Shares sold	10,176,725	15,467,454	37,679,131
Shares issued in connection with merger	—	—	10,108,401 (2)
Shares redeemed	(13,915,325)	(26,705,018)	(8,951,047)
Transaction fees	62,414	35,360	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,676,186)	(11,202,204)	38,836,485

Total Increase (Decrease) in Net Assets	(1,753,636)	(10,523,439)	41,560,024

NET ASSETS:
Beginning of Period	37,162,940	47,686,379	6,126,355
End of Period	$35,409,304	$37,162,940	$47,686,379

TRANSACTIONS IN SHARES:
Shares sold	275,000	425,000	1,100,000
Shares issued in connection with merger	—	—	330,060 (2)
Shares redeemed	(375,000)	(750,000)	(275,000)
Net increase (decrease) in shares outstanding	(100,000)	(325,000)	1,155,060

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 to October 31.
(2)	See Note 11 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Statements of Changes in Net Assets

(Continued)

Siren Nasdaq NexGen Economy ETF
For the Six Months Ended September 30, 2021 (Unaudited)	For the Period November 1, 2020 to March 31, 2021(1)	For the Year Ended October 31, 2020

$902,232	$605,962	$775,117

(13,927,653)	410,307	(2,607,486)
14,740,536	24,227,064	10,116,497
—	—	—
(62,883)	(705)	(13,735)

(21,960,712)	42,960,631	10,961,608
—	—	—
12,042	(19,867)	5,805
(20,296,438)	68,183,392	19,237,806

(1,130,548)	(689,159)	(513,431)
(1,130,548)	(689,159)	(513,431)

34,844,918	143,956,504	73,449,195
—	—	—
(45,679,695)	(38,013,330)	(31,255,977)
55,852	55,725	—
(10,778,925)	105,998,899	42,193,218

(32,205,911)	173,493,132	60,917,593

301,687,782	128,194,650	67,277,057
$269,481,871	$301,687,782	$128,194,650

725,000	3,225,000	2,175,000
—	—	—
(975,000)	(800,001)	(1,100,000)
(250,000)	2,424,999	1,075,000

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Siren Large Cap Blend Index ETF

Financial Highlights

For a share outstanding throughout the period presented.

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Period Ended March 31, 2021(1)
Net Asset Value, Beginning of Period	$29.61		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.15		0.31
Net realized and unrealized gain on investments	2.53		5.76
Total Income from Investment Operations	2.68		6.07

LESS DISTRIBUTIONS:
From net investment income	—		(0.27)
From net realized gain on investments	—		(1.19)
Total Distributions	—		(1.46)

Net Asset Value, End of Period	$32.29		$29.61

Total Returns:
Net Asset Value(3)	9.07	%(5)	24.49	%(5)
Market Value(4)	9.07	%(5)	24.57	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,614		$1,480
Ratio of expenses to average net assets	0.20	%(6)	0.20	%(6)
Ratio of net investment income to average net assets	0.93	%(6)	1.47	%(6)
Portfolio turnover rate(7)	2	%(5)	61	%(5)

(1)	Commenced operations on June 30, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$49.67		$42.71		$36.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.21		0.21		0.37
Net realized and unrealized gain on investments	3.97		7.00		6.46
Total Income from Investment Operations	4.18		7.21		6.83

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.25)		(0.39)
From net realized gain on investments	—		—		—
Total Distributions	(0.22)		(0.25)		(0.39)

Net Asset Value, End of Period	$53.63		$49.67		$42.71

Total Return
Net Asset Value(5)	8.41	%(7)	16.91	%(7)	18.98%
Market Value(6)	8.52	%(7)	17.39	%(7)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,246		$39,737		$35,238
Ratio of expenses to average net assets	0.43	%(8)	0.43	%(8)	0.43%
Ratio of net investment income to average net assets	0.79	%(8)	1.09	%(8)	0.92%
Portfolio turnover rate(10)	0	%(7)	47.34	%(7)	1.81%

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)	Less than 0.001.
(5)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Leaders Dividend ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

Year Ended October 31, 2019		Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period January 6, 2016(2) to October 31, 2016
$31.76		$29.98	$24.36	$24.06

0.50		0.39	0.33	0.24
4.51		1.77	5.57	0.33
5.01		2.16	5.90	0.57

(0.50)		(0.36)	(0.28)	(0.27)
—	(4)	(0.02)	—	—
(0.50)		(0.38)	(0.28)	(0.27)

$36.27		$31.76	$29.98	$24.36

15.95%		7.19%	24.29%	2.38	%(7)

$31,735		$45,257	$29,229	$4,264
0.43%		0.43%	0.43%	0.43	%(8)
1.50%		1.18%	1.18%	1.19	%(8)
65.52	%(9)	0.26%	3.35%	3.38	%(7)

(6)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)	Not annualized.
(8)	Annualized.
(9)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(10)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020
Net Asset Value, Beginning of Period	$36.08		$35.19		$30.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.10)		(0.02)		(0.22)
Net realized and unrealized gain (loss) on investments	2.09		0.91		4.85
Total Income (Loss) from Investment Operations	1.99		0.89		4.63

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.07)
Total Distributions	—		—		(0.07)

Net Asset Value, End of Period	$38.07		$36.08		$35.19

Total Return
Net Asset Value(4)	5.58	%(6)	2.53	%(6)	15.12%
Market Value(5)	6.01	%(6)	2.36	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,409		$37,163		$47,686
Ratio of expenses to average net assets:
Before waivers	1.74	%(7)(8)	1.60	%(7)(8)	1.64	%(10)
Net of waivers	1.64	%(7)(9)	1.49	%(7)(9)	1.64	%(10)
Ratio of net investment income (loss) to average net assets:
Before waivers	(0.60	%)(7)(8)	(0.27	%)(7)(8)	(0.65%)
Net of waivers	(0.50	%)(7)(9)	(0.16	%)(7)(9)	(0.65%)
Portfolio turnover rate(11)	0	%(6)	75.16	%(6)	23.34	%(12)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the period ended September 30, 2021, interest expense (borrowing fees) and dividend expense were 0.20% and 0.69%, respectively.

The accompanying notes are an integral part of the financial statements.

Siren DIVCON Dividend Defender ETF

Financial Highlights

For a share outstanding throughout each year/period presented. (Continued)

Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		For the Period January 14, 2016(2) to October 31, 2016
$27.54		$26.08		$22.44		$23.55

0.26		0.12		0.03		(0.04)
3.09		1.41		3.61		(1.07)
3.35		1.53		3.64		(1.11)

(0.26)		(0.07)		—		—
(0.26)		(0.07)		—		—

$30.63		$27.54		$26.08		$22.44

12.22%		5.89%		16.23%		(4.72	%)(6)

$6,126		$5,509		$3,912		$2,805

1.44	%(10)	1.21	%(10)	1.38	%(10)	1.54	%(7)(10)
1.44	%(10)	1.21	%(10)	1.38	%(10)	1.54	%(7)(10)

0.89%		0.42%		0.11%		(0.19	%)(7)
0.89%		0.42%		0.11%		(0.19	%)(7)
57.30	%(13)	36.94%		69.11%		4.18	%(6)

(9)

Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.53%, respectively. For the period ended September 30, 2021, interest expense (borrowing fees) and dividend expense were 0.10% and 0.69%, respectively. The Adviser has agreed to limit interest expense (borrowing fees) to 0.10% of the average daily net assets. See Note 5.

(10)

Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively. For the period ended October 31, 2016, interest expense (borrowing fees) and dividend expense were 0.06% and 0.63%, respectively. For the year ended October 31, 2019, the rebate and dividend expense were (0.39%) and 0.59%, respectively. For the year ended October 31, 2018, the rebate and dividend expense were (0.30%) and 0.66%, respectively. For the year ended October 31, 2017, the dividend expense was 0.53%.

(11)	Portfolio turnover rate excludes securities received or delivered in-kind.
(12)

Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Note 11 in the Notes to the Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(13)	During the year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.

The accompanying notes are an integral part of the financial statements.

Siren Nasdaq NexGen Economy ETF

Financial Highlights

For a share outstanding throughout each year/period presented.

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Period November 1, 2020(1) to March 31, 2021		Year Ended October 31, 2020	Year Ended October 31, 2019	For the Period January 17, 2018(2) to October 31, 2018
Net Asset Value, Beginning of Period	$47.89		$33.08		$24.03	$21.19	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.14		0.12		0.29	0.34	0.21
Net realized and unrealized gain (loss) on investments	(3.32)		14.83		8.97	2.86	(2.86)
Total Income (Loss) from Investment Operations	(3.18)		14.95		9.26	3.20	(2.65)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.14)		(0.21)	(0.36)	(0.16)
Total Distributions	(0.17)		(0.14)		(0.21)	(0.36)	(0.16)

Net Asset Value, End of Period	$44.54		$47.89		$33.08	$24.03	$21.19

Total Return
Net Asset Value(4)	(6.63	%)(6)	45.25	%(6)	38.81%	15.24%	(11.09	%)(6)
Market Value(5)	(6.87	%)(6)	45.76	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$269,482		$301,683		$128,195	$67,277	$86,348
Ratio of expenses to average net assets	0.68	%(7)	0.68	%(7)	0.68%	0.68%	0.68	%(7)
Ratio of net investment income to average net assets	0.60	%(7)	0.68	%(7)	1.01%	1.51%	1.14	%(7)
Portfolio turnover rate(8)	32.66	%(6)	37.54	%(6)	18.39%	20.72%	31.18	%(6)

(1)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(2)	Commencement of operations.
(3)	Per share net investment income has been calculated using the daily average share method.
(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. EST from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited)

1.	ORGANIZATION

The Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the six months ended September 30, 2021, the Trust consisted of four funds: the Siren Large Cap Blend Index ETF, Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NextGen Economy ETF (each, a “Fund”, and collectively, the “Funds”). The Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are each diversified funds and the Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are each non-diversified funds under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren Large Cap Blend Index ETF	June 30, 2020
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the ‘‘Reorganization’’) previously approved by the Board of Trustees of the Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NextGen Economy ETF (the ‘‘Predecessor Funds’’) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NextGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.

2.	Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value (“NAV”).

Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the six months ended September 30, 2021, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

Short Sales: A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the six months ended September 30, 2021, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.

(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2021.

4.	Securities Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

Siren Large Cap Blend Index ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,595,311	$—	$—	$1,595,311
Short-Term Investments
Money Market Funds	19,058	—	—	19,058
Total	$1,614,369	$—	$—	$1,614,369

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$42,530,692	$—	$—	$42,530,692
Short-Term Investments
Money Market Funds	1,711,939	—	—	1,711,939
Total	$44,242,631	$—	$—	$44,242,631

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks (a)	$32,119,318	$—	$—	$32,119,318
Short-Term Investments
Money Market Funds	2,103,602	—	—	2,103,602
Total Assets	$34,222,920	$—	$—	$34,222,920

Liabilities
Equity
Common Stocks (a)	$(10,775,531)	$—	$—	$(10,775,531)
Total Liabilities	$(10,775,531)	$—	$—	$(10,775,531)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$263,529,470	$—	$—	$263,529,470
Short-Term Investments
Money Market Funds	2,746,779	—	—	2,746,779
Total	$266,276,249	$—	$—	$266,276,249

(a)	See each Fund’s Schedule of Investments for breakout by sector classification.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

5.	Investment Advisory and Other Agreements

Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren Large Cap Blend Index ETF	0.20%
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Expenses Associated with Securities Sold Short: The Trust and the Adviser have entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep aggregate interest expenses (borrowing fees) on securities sold short from exceeding 0.10% of the average daily net assets of the Siren DIVCON Dividend Defender ETF until at least November 23, 2022 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to the Siren DIVCON Dividend Defender ETF within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s aggregate interest expenses on securities sold short are below the Expense Limitation. The Agreement may be terminated: (i) by the Board, for any reason and at any time; (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 23, 2022; and (iii) by either the party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. The following table shows the waived expenses subject to potential recovery expiring on:

	March 31,
	2024		2025	Total
Siren DIVCON Dividend Defender ETF	$21,716	(a)	$16,965	$38,681

(a)	Expenses waived were for the period November 23, 2020, through March 31, 2021.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of September 30, 2021, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Funds.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6.	Related Parties

At September 30, 2021, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

7.	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2021, were as follows:

Fund	Purchases	Sales
Siren Large Cap Blend Index ETF	$75,607	$37,384
Siren DIVCON Leaders Dividend ETF	$57,999	$27
Siren DIVCON Dividend Defender ETF	$—	$15
Siren Nasdaq NexGen Economy ETF	$97,355,426	$100,856.253

The cost of in-kind purchases and the proceeds from in-kind redemptions for the six months ended September 30, 2021, were as follows:

Fund	Purchases	Sales
Siren Large Cap Blend Index ETF	$—	$—
Siren DIVCON Leaders Dividend ETF	$2,513,992	$1,298,373
Siren DIVCON Dividend Defender ETF	$9,056,548	$12,403,971
Siren Nasdaq NexGen Economy ETF	$33,654,627	$43,529,098

8.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the six months ended September 30, 2021, fiscal period ended March 31, 2021 and the fiscal year ended October 31, 2020, were as follows:

	Six Months ended September 30, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$175,556	$—	$—	$175,556
Siren Nasdaq NexGen Economy ETF	1,130,548	—	—	1,130,548

	Fiscal period ended March 31, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren Large Cap Blend Index ETF	$109,654	$—	$—	$109,654
Siren DIVCON Leaders Dividend ETF	201,697	4,148	—	205,845
Siren Nasdaq NexGen Economy ETF	689,159	—	—	689,159

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

	Fiscal year ended October 31, 2020
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$321,796	$—	$—	$321,796
Siren DIVCON Dividend Defender ETF	14,654	—	—	14,654
Siren Nasdaq NexGen Economy ETF	513,431	—	—	513,431

At March 31, 2021, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren Large Cap Blend Index ETF	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$1,287,147	$31,894,486	$29,184,255	$255,165,055
Gross unrealized appreciation	$226,697	$7,870,325	$3,821,370	$51,193,230
Gross unrealized depreciation	(33,809)	(225,607)	(2,858,381)	(8,317,149)
Net unrealized appreciation/depreciation	192,888	7,644,718	962,989	42,871,071
Undistributed ordinary income	56,087	—	—	297,861
Undistributed long-term capital gain	—	673,521	—	—
Other accumulated losses	—	—	(3,258,078)	(787,419)
Total distributable earnings (accumulated losses)	$248,975	$8,318,239	$(2,295,089)	$42,381,513

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

At March 31, 2021, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Siren Large Cap Blend Index ETF	$(153,581)	$153,581
Siren DIVCON Leaders Dividend ETF	$(2,411,084)	$2,411,084
Siren DIVCON Dividend Defender ETF	$(2,812,986)	$2,812,986
Siren Nasdaq NexGen Economy ETF	$(24,216,502)	$24,216,502

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

For the tax year ended March 31, 2021, the Siren DIVCON Dividend Defender ETF deferred late year ordinary losses of $172,660.

At March 31, 2021, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses		Non-Expiring Long-Term Losses	Total
Siren DIVCON Dividend Defender ETF	$3,085,418	(a)	$—	$3,085,418
Siren Nasdaq NexGen Economy ETF	$—		$787,419	$787,419

(a)

Includes losses of $1,254,548 that are subject to IRC Section 382 limitation as a result of the Funds Merger with Reality Shares DIVCON Dividend Guard ETF (See Note 11.). Utilization of these carry forwards is limited to a maximum of $164,767 per year.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

9.	Rule 12b-1 Plan.

The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of September 30, 2021, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.

10.	Principal Risks

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Industry Concentration Risk: The Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF may concentrate their investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Funds are more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

Non-Diversification Risk: The Siren Large Cap Blend Index ETF and Siren Nasdaq NexGen Economy ETF are non-diversified, which means that the Funds may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

11.	Reorganization of the Reality Shares DIVCON Dividend Guard ETF into the Reality Shares DIVCON Dividend Defender ETF

On December 12, 2019, prior to the reorganization of the Reality Shares DIVCON Dividend Defender ETF into the Siren DIVCON Dividend Defender ETF, the Board of Trustees of Reality Shares ETF Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”) with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund”), each a separate series of the Reality Shares ETF Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization-Reality Shares ETF Trust”).

The Reorganization-Reality Shares ETF Trust is a tax-free transaction. Reality Shares Advisors, LLC, the investment adviser to both the Acquired Fund and the Surviving Fund, has agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization. The Reality Shares DIVCON Dividend Defender ETF elected to maintain the tax cost basis of investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable for tax purposes. The decision of the Board of Trustees of Reality Shares ETF Trust to reorganize the Acquired Fund was not subject to shareholder approval. The Reorganization-Reality Shares ETF Trust occurred on March 27, 2020.

On the reorganization date, the Acquired Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Acquired Fund	Total Investment Value	Total Investment Cost
Reality Shares DIVCON Dividend Guard ETF	$10,085,145	$10,976,809

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

Siren ETF Trust

Notes to Financial Statements

September 30, 2021 (Unaudited) (Continued)

The acquisition was accomplished by a tax-free exchange of the following shares on March 27, 2020:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Shares	Shares	Value
450,000	330,060	$10,108,401

For financial reporting purposes, assets received and shares issued by the Surviving Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Acquired Fund	Surviving Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Net Assets: $10,108,401	Net Assets: $12,250,379
Unrealized Appreciation (Depreciation) on Investments: $(891,664)

The net assets for Reality Shares DIVCON Dividend Defender ETF, the Surviving Fund, immediately after the acquisition were $22,358,780.

12.	Impact of COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

13.	Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Siren ETF Trust

Expense Example

September 30, 2021 (Unaudited)

As a shareholder of one or more Funds of the Siren ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Siren ETF Trust

Expense Example

September 30, 2021 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 9/30/2021	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD PER $1,000*
Siren Large Cap Blend Index ETF
Actual Fund Return	$ 1,000.00	$ 1,090.70	0.20%	$1.05
Hypothetical 5% Return	$ 1,000.00	$ 1,024.07	0.20%	$1.01
Siren DIVCON Leaders Dividend ETF
Actual Fund Return	$ 1,000.00	$ 1,084.10	0.43%	$2.25
Hypothetical 5% Return	$ 1,000.00	$ 1,022.91	0.43%	$2.18
Siren DIVCON Dividend Defender ETF
Actual Fund Return	$ 1,000.00	$ 1,055.80	1.64%	$8.45
Hypothetical 5% Return	$ 1,000.00	$ 1,016.85	1.64%	$8.29
Siren Nasdaq NexGen Economy ETF
Actual Fund Return	$ 1,000.00	$ 933.70	0.68%	$3.30
Hypothetical 5% Return	$ 1,000.00	$ 1,021.66	0.68%	$3.45

*	Actual expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 183/365 to reflect the six-month period.

Siren ETF Trust

Review of Liquidity Risk Management Program

September 30, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on September 24, 2021, the Trustees received a report (the “Report”) from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from each Fund’s commencement of operations through June 30, 2021. The Report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the Report. The Report also noted that during the period covered by the Report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Report further noted that one material change was made to the Program during the period covered by the Report to reflect that the Program Administrator primarily classifies the liquidity of Fund investments by asset class, rather than classifying the liquidity of each investment individually, with respect to Funds that do not qualify as “In-Kind ETFs” under Rule 22e-4 under the 1940 Act.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus and statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other risks to which an investment in a Fund may be subject.

Siren ETF Trust

Additional Information

September 30, 2021 (Unaudited)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (833) 933-2083 or by accessing the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	December 6, 2021

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Treasurer/Principal Financial Officer

Date	December 6, 2021